Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 12. Commitments and Contingencies
Contingent Earnout
On June 28, 2019, in relation to the Self Administration Transaction, 820,826
Class A-2
limited partnership units of the Operating Partnership (“Class
A-2
Units”), were issued to SS OP Holdings as consideration.
Class A-2
Units could convert into
Class A-1
Units as earnout consideration, based on the achievement of three pre-determined
levels of assets under management. The
Class A-2
Units were not entitled to cash distributions or the allocation of any profits or losses in the Operating Partnership until the
Class A-2
Unit into
Class A-1
Units.
On March 29, 2022, and August 9, 2022, pursuant to the
pre-determined
levels of required assets under management, we reached the incremental assets under management threshold, and 273,609
Class A-2
Units were converted into 273,609
Class A-1
Units, on each of the aforementioned dates, pursuant to the achievement of the final two tiers of earnout consideration. The fair value of the contingent earnout liability was eliminated as the
Class A-2
Units were converted into
Class A-1
Units in our Operating Partnership and the fair value of such units was reclassified to the noncontrolling interest in our Operating Partnership line in the equity section of our consolidated balance sheet.
Distribution Reinvestment Plan
We have adopted an amended and restated distribution reinvestment plan (our “DRP”) that allows both our Class A and Class T stockholders to have distributions otherwise distributable to them invested in additional Class A Shares and Class T Shares, respectively. Under our DRP, the board of directors may amend, modify, suspend, or terminate our plan for any reason upon 10 days’ written notice to the participants. The purchase price per share pursuant to our DRP is equivalent to the estimated value per share approved by our board of directors and in effect on the date of purchase of shares under the plan. In conjunction with the board of directors’ declaration of a new estimated value per share of our common stock on January 15, 2024, any shares sold pursuant to our distribution reinvestment plan were sold at our then current estimated value per share of $61.00 per Class A Share and Class T Share.
As of December 31, 2024, we had sold approximately 2.6 million Class A Shares and approximately 0.3 million Class T Shares through our distribution reinvestment plan, of which, approximately 137,000 Class A Shares and approximately 16,000 Class T Shares were sold under our current DRP Offering. The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders. Please see the section below titled “Suspension of DRP and SRP” for additional information.

Share Redemption Program
As described in Note 2 – Summary of Significant Accounting Policies– Redeemable Common Stock, we have a SRP. Please refer to that section for additional details. Provided that the SRP is not suspended, pursuant to the SRP, we may redeem the shares of stock presented for redemption for cash to the extent that such requests comply with the below terms of our SRP and we have sufficient funds available to fund such redemption. All redemption requests received, and not withdrawn, on or prior to the last day of the applicable quarter are processed on the last business day of the month following the end of the quarter in which the redemption requests were received.
Our board of directors may amend, suspend or terminate the SRP with 30 days’ notice to our stockholders. We may provide this notice by including such information in a Current Report on Form
8-K
or in our annual or quarterly reports, all publicly filed with the SEC, or by a separate mailing to our stockholders.
On August 20, 2020, our board of directors amended the terms of the SRP to revise the redemption price per share for all redemptions under the SRP to be equal to the most recently published estimated net asset value per share of the applicable share class (the “SRP Amendment”). Prior to the SRP Amendment, the redemption amount was the lesser of the amount the stockholders paid for their shares or the price per share in the current offering. On January 15, 2024, we declared a new estimated net asset value per share and the redemption price under our SRP immediately changed to $61.00 (our then current estimated net asset value per share).
There are several limitations in addition to those noted above on our ability to redeem shares under the SRP including, but not limited to:

•	During any calendar year, we will not redeem in excess of 5% of the weighted-average number of shares outstanding during the prior calendar year.

•	The amount available for redemption is limited to the proceeds from the sale of shares pursuant to our distribution reinvestment plan, less any prior redemptions.

•
We have no obligation to redeem shares if the redemption would violate the restrictions on distributions under Maryland law, which prohibits distributions that would cause a corporation to fail to meet statutory tests of solvency.

During the year ended December 31, 2024, approximately 0.5 million shares or $29.9 million of requests that met the eligibility criteria were requested to be redeemed; approximately $29.9 million of which were fulfilled during the year ended December 31, 2024. Due to the suspension of our SRP, we were unable to honor redemption requests not yet fulfilled prior to the suspension, including requests submitted subsequent to such suspension, which became effective November 25, 2024.
During the year ended December 31, 2023, approximately 0.4 million shares or $22.9 million of requests that met the eligibility criteria were requested to be redeemed; approximately $19.0 million of which were fulfilled during the year ended December 31, 2023, and approximately $3.9 million of which were included in accounts payable and accrued liabilities within our consolidated balance sheets as of December 31, 2024 and fulfilled in January 2024.
Please see the section below titled “Suspension of DRP and SRP” for additional information.
Suspension of DRP and SRP
In connection with a review of liquidity alternatives by the board of directors, on March 7, 2022, the board of directors approved the full suspension of our DRP and SRP. However, on March 16, 2023, the DRP was fully reinstated and the SRP was partially reinstated to allow for redemptions solely sought in connection with a stockholder’s death, “qualifying disability” (as that term is defined in the SRP), confinement to a long-term care facility, or other exigent circumstances. All other redemptions remain suspended at that time.
On May 1, 2024, our board of directors adopted a limitation to our SRP such that any redemption request made under the SRP in connection with a stockholder’s death must be made within one year of the date of such death in order to be honored by us. This limitation took effect on June 1, 2024.
On November 25, 2024, our board of directors approved (i) the suspension of the DRP, such that distributions for the month of November 2024, payable in December 2024, as well as any distributions declared by the board of directors for any future months, will be paid in cash until such time as the board of directors may approve the resumption of the DRP, if ever; and (ii) the full suspension of the SRP. This suspension took effect on November 25, 2024, such that all redemption requests then in the queue, as well as any future redemption requests received while the SRP is fully suspended, will not be processed.
On February 11, 2025, our board of directors reinstated the DRP Offering, such that distributions for the month of January 2025 as well as any distributions declared by our board of directors for any future months will be invested in shares of our common stock for those stockholders that previously elected into our distribution reinvestment plan in such states where our distribution reinvestment plan is able to be offered.
Operating Partnership Redemption Rights
Generally, the limited partners of our Operating Partnership, have the right to cause our Operating Partnership to redeem their limited partnership units for cash equal to the value of an equivalent number of our shares, or, at our option, we may purchase their limited partnership units by issuing one share of our common stock for each limited partnership unit redeemed. These rights may not be exercised under certain circumstances that could cause us to lose our REIT election. Furthermore, limited partners may exercise their redemption rights only after their limited partnership units have been outstanding for one year.
Additionally, the
Class A-1
Units issued in connection with the Self Administration Transaction are subject to the general restrictions on transfer contained in the Operating Partnership Agreement. The
Class A-1
Units are otherwise entitled to all rights and duties of the Class A limited partnership units in the Operating Partnership, including cash distributions and the allocation of any profits or losses in the Operating Partnership.
Other Contingencies and Commitments
We have severance arrangements which cover certain members of our management team; these provide for severance payments upon certain events, including after a change of control.
See Note 10 – Related Party Transactions related to our debt investments in the Managed REITs and our Sponsor Funding Agreement with SST VI for more information about our contingent obligations under these agreements.
As of December 31, 2024, pursuant to various contractual relationships, we are required to make other non-cancellable
payments in the amounts of approximately $13.1 million, $4.2 million, and $3.9 million during the years ended December 31, 2025, 2026, and 2027, respectively.
From time to time, we are party to legal, regulatory and other proceedings that arise in the ordinary course of our business. In accordance with applicable accounting guidance, management accrues an estimated liability when those matters present loss contingencies that are both probable and reasonably estimable. In such cases, there may be an exposure to loss in excess of any amounts accrued. For such proceedings, we are not aware of any for which the outcome is reasonably likely to have a material adverse effect on our results of operations or financial condition.